RELATED PARTY TRANSACTIONS - Narrative (Details) ₪ / shares in Units, ₪ in Thousands		1 Months Ended			2 Months Ended	12 Months Ended
	Jul. 22, 2021 ₪ / shares shares	Aug. 31, 2020 $ / shares shares	Jan. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Jan. 31, 2019 $ / shares shares	Dec. 31, 2021 ILS (₪)	Jul. 22, 2021 $ / shares	Dec. 31, 2020 ₪ / shares
Related Party Transaction [Line Items]
Shares sold to related party (in shares) | shares	30,000,000
Price per share of shares sold to related party (in USD per share) | ₪ / shares	₪ 10.00
Common stock par value (in NIS per share) | (per share)	0.01						$ 0	₪ 0.01
Preferred stock par value (in NIS per share) | (per share)	₪ 0.01						$ 0
Preferred A Shares
Related Party Transaction [Line Items]
Preferred stock par value (in NIS per share) | ₪ / shares								₪ 0.01
Affiliated Entity | New Investor
Related Party Transaction [Line Items]
Price per share of shares sold to related party (in USD per share) | $ / shares		$ 4.23
Affiliated Entity | New Investor | Ordinary shares
Related Party Transaction [Line Items]
Shares sold to related party (in shares) | shares		5,198,548	2,783,622	3,026,554
Price per share of shares sold to related party (in USD per share) | $ / shares			$ 0.52	$ 0.52	$ 0.52
Affiliated Entity | New Investor | Preferred A Shares
Related Party Transaction [Line Items]
Shares sold to related party (in shares) | shares					1,936,725
Price per share of shares sold to related party (in USD per share) | $ / shares			$ 0.52		$ 0.52
Chief Executive Officer | Joint Ownership Company Vehicle
Related Party Transaction [Line Items]
Transactions with related party (in NIS) | ₪						₪ 300